First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 47.5%
	Capital Markets – 3.0%
15,528	Waddell & Reed Financial, Inc., Class A (a)	$387,889
	Electric Utilities – 3.5%
9,092	PNM Resources, Inc. (a)	448,781
	Electronic Equipment, Instruments & Components – 3.6%
7,699	FLIR Systems, Inc.	461,709
	Health Care Technology – 2.2%
12,311	Change Healthcare, Inc. (b)	282,538
	Insurance – 19.8%
10,816	FBL Financial Group, Inc., Class A	613,159
19,473	Watford Holdings Ltd. (a) (b)	678,829
4,824	Willis Towers Watson PLC (a)	1,248,741
		2,540,729
	Semiconductors & Semiconductor Equipment – 7.6%
5,868	Maxim Integrated Products, Inc.	551,592
3,321	Xilinx, Inc. (a)	424,955
		976,547
	Software – 5.9%
17,665	Slack Technologies, Inc., Class A (a) (b)	748,996
	Thrifts & Mortgage Finance – 1.9%
7,367	Standard AVB Financial Corp. (a)	242,227
	Total Common Stocks	6,089,416
	(Cost $5,895,923)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 4.3%
	Capital Markets – 4.3%
83,428	Oaktree Specialty Lending Corp.	555,630
	(Cost $530,046)
REAL ESTATE INVESTMENT TRUSTS – 0.1%
	Mortgage Real Estate Investment Trusts – 0.1%
1,113	Ready Capital Corp.	16,150
	(Cost $15,835)
	Total Investments – 51.9%	6,661,196
	(Cost $6,441,804) (c)
COMMON STOCKS SOLD SHORT – (22.4)%
	Aerospace & Defense – (1.9)%
(551)	Teledyne Technologies, Inc. (b)	(246,710)
Shares	Description	Value

	Insurance – (10.0)%
(5,113)	Aon PLC, Class A	$(1,285,613)
	Semiconductors & Semiconductor Equipment – (8.0)%
(5,693)	Advanced Micro Devices, Inc. (b)	(464,663)
(3,705)	Analog Devices, Inc.	(567,458)
		(1,032,121)
	Software – (2.5)%
(1,363)	salesforce.com, Inc. (b)	(313,926)
	Total Common Stocks Sold Short	(2,878,370)
	(Proceeds $2,593,518)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES SOLD SHORT - (4.5)%
	Capital Markets – (4.5)%
(86,298)	Oaktree Specialty Lending Corp.	(574,745)
	(Proceeds $513,894)
	Total Investments Sold Short – (26.9)%	(3,453,115)
	(Proceeds $3,107,412)
	Net Other Assets and Liabilities – 75.0%	9,627,267
	Net Assets – 100.0%	$12,835,348

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $362,255 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $488,566. The net unrealized depreciation was $126,311. The unrealized amounts presented are inclusive of investments sold short.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,089,416	$ 6,089,416	$ —	$ —
Common Stocks - Business Development Companies*	555,630	555,630	—	—
Real Estate Investment Trusts*	16,150	16,150	—	—
Total Investments	$ 6,661,196	$ 6,661,196	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (2,878,370)	$ (2,878,370)	$ —	$ —
Common Stocks - Business Development Companies Sold Short*	(574,745)	(574,745)	—	—
Total Investments	$ (3,453,115)	$ (3,453,115)	$—	$—

*	See Portfolio of Investments for industry breakout.